Stock Options and Warrants	12 Months Ended
Dec. 31, 2014
Stock Options and Warrants [Abstract]
Stock Options and Warrants

Note 12 - Stock Options and Warrants

On July 1, 2013, our Board of Directors adopted and approved the 2013 Equity Incentive Award Plan.  The plan authorizes us to grant non-qualified stock options and restricted stock purchase rights to purchase up to 14,000,000 shares of our common stock with vesting to employees (including officers) and other service providers. To date, all issuances under the 2013 Equity Incentive Award Plan have been stock options. No restricted shares have been issued under the 2013 Equity Incentive Award Plan.  At December 31, 2014, 0.8 million shares were available for future grants and total unrecognized deferred stock compensation expected to be recognized over the remaining vesting period of 3.89 years for outstanding grants was $4.0 million.

On March 25, 2015, the Company’s Board of Directors approved an increase in the authorized shares available for grants under the Company’s 2013 Equity Incentive Award Plan from 14,000,000 shares of common stock to 21,000,000 shares of common stock.

In April 2014, all outstanding employee stock options granted under the 2013 Equity Incentive Award Plan were cancelled and reissued by our Board of Directors with an exercise price of $0.35 per share. Each reissued stock option grant had 15% of the stock option vesting immediately and the remainder in 1/36th in monthly increments over the next three years. As a result of the cancellation and reissuance of the options, we recognized a non-cash charge of $840,000 for the incremental change in fair value of the cancelled and reissued options over the vesting period of the reissued options. This cancellation and reissuance affected 21 employees who held 8.6 million stock options as of the date of the cancellation and reissuance.

The fair value of option awards and warrants issued is estimated on the grant date using the Black-Scholes option valuation model for all warrants except for the warrants issued in April 2014 in conjunction with the April 2014 Convertible Debt offering which are estimated on the grant date and on subsequent measuring dates using the binomial method as described in Note 8.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by us.  The following table presents the range of grant date assumptions used to estimate the fair value of options and warrants granted for the year ended December 31, 2014.

December 31, 2014
Expected volatility	71- 185%
Dividend yield	0.00%
Risk-free interest rate	1.55-1.70%
Expected life (in years)	4.5- 8.2

Expected volatility represents the estimated volatility of the shares over the expected life of the options.  We have estimated the expected volatility based on the weighted-average historical volatilities of a pool of public companies that are comparable to Ener-Core.

We use an expected dividend yield of zero since no dividends are expected to be paid.  The risk-free interest rate for periods within the expected life of the option is derived from the U.S. treasury interest rates in effect at the date of grant.  The expected option life represents the period of time the option is expected to be outstanding.  The simplified method is used to estimate the term since we do not have sufficient exercise history to calculate the expected life of the options.

Stock-based compensation expense is recorded only for those awards expected to vest.  Currently, the forfeiture rate is zero.  The rate is adjusted if actual forfeitures differ from the estimates in order to recognize compensation cost only for those awards that actually vest.  If factors change and different assumptions are employed in future periods, the share-based compensation expense may differ from that recognized in previous periods.

Stock-based award activity was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
Options	Shares	Price	Life	Value
Balance, December 31, 2013	8,910,000	$1.289	6.30
Forfeited during 2014	(1,532,400)	0.48
Cancelled during 2014	(8,610,000)	1.29
Reissued during 2014	8,610,000	0.35
Granted during 2014	5,985,266	0.25
Balance, December 31, 2014	13,362,866	$0.30	6.51	$47,000
Exercisable on December 31, 2014	3,644,471	$0.37	5.53	$2,000

The options granted have a contract term ranging between five and seven years.  Options granted during 2014 had vesting schedules between zero and four years. Options cancelled and reissued had portions vested immediately and the remainder over a three year period, with 15% - 100% of the options vesting immediately upon grant and the remainder ratably over the vesting term.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2014:

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Exercise	Number of	Contractual	Exercise	Number of	Exercise
Prices	Shares	Life	Price	Shares	Price
		(In years)
$0.15 - $0.25	4,675,000	8.50	$0.19	-	$-
$0.26 - $0.50	8,687,866	5.44	$0.37	3,644,471	$0.37
Total	13,362,866	6.51	$0.30	3,644,471	$0.37

Stock based compensation expense consisted of the following:

	Year ended December 31
	2014	2013
Research and development	$1,435,000	$737,000
General and administrative	2,025,000	992,000
Total	$3,460,000	$1,729,000

Restricted Stock

Restricted stock grants consist of common shares of the Company owned by employees, consultants, and directors which are subject to vesting conditions, typically for services provided to the company. Restricted Stock was originally issued in the first quarter of 2013 when all outstanding stock options in existence at that time were exercised prior to vesting. All unvested restricted shares are subject to repurchase rights and therefore recorded as restricted stock.

Restricted stock activities in 2014 were as follows:

		Weighted-
		Average
		Grant
	Shares	Price
Balance, December 31, 2013	1,677,000	$0.001
Repurchase of unvested restricted shares	(92,000)	$
Vested, year ended December 31, 2014	(799,000)	$
Unvested balance, December 31, 2014	786,000	$0.001

The remaining unvested restricted shares vest over the next twelve months.

Under the terms of the stock option plan, we repurchased 92,000 shares from an employee for $92 during the year ended December 31, 2014.

Warrants

From time to time, we issue warrants to purchase shares of our common stock to investors, note holders and to non-employees for services rendered or to be rendered in the future. Each warrant gives the holder the right to purchase one share of the Company’s common stock at a fixed exercise price or “strike” price. For certain warrant series, the fixed exercise price may be adjusted lower upon certain conditions.

The following table provides a reconciliation of the warrant activity for the year ended December 31, 2014:

	Warrants Outstanding
	Number of Warrants	Weighted- Average Exercise Price per Share
Balance outstanding at January 1, 2014	631,087	$0.80
Warrants issued	9,152,929	0.52
Warrants exercised	-	-
Balance outstanding at December 31, 2014	9,784,016	$0.54
Warrants exercisable at December 31, 2014	9,784,016	$0.54

As of December 31, 2014, warrants outstanding had a weighted average remaining life of 4.01 years and no intrinsic value.

Warrants outstanding as of December 31, 2014 consist of :

	Issue Date	Expiry Date	Number of Warrants	Exercise Price per Share
2013 Services Warrants – July	Jul-13	Jul-18	474,687	$0.75
2013 Services Warrants – August	Aug-13	Aug-18	36,400	0.75
2013 Services Warrants – November	Nov-13	Nov-18	120,000	1.00
2014 Services Warrants – April (1)	Apr-14	Apr-19	682,836	0.78
2014 Convertible Notes Warrants (2)	Apr-14	Apr-19	4,097,016	0.50
2014 Services Warrants – September (3)	Aug-14	Aug-19	800,000	0.50
2014 PIPE Warrants – September (4)	Sept-14	Sept-18	1,325,000	0.50
2014 Services Warrants – November (5)	Nov-14	Nov-18	325,000	0.50
2014 Settlement Warrants – December (6)	Dec-14	Dec-19	1,923,077	0.50
Balance outstanding at December 31, 2014			9,784,016	$0.54
Warrants exercisable at December 31, 2014			9,784,016	$0.54

(1)	The 2014 Services Warrants – April were issued for fees incurred in conjunction with the 2014 Convertible Notes. The warrants were valued on the issuance date at $0.23 per warrant in conjunction with the valuation approach used for the 2014 Convertible Notes Warrants initial valuation.
(2)

The 2014 Convertible Notes Warrants (“Convertible Notes Warrants”) were issued in conjunction with the April 2014 Convertible Notes described in Note 8 above. The Convertible Notes Warrants were originally issued with an exercise price of $0.78 per share and have anti-dilution price protection whereby if the Company issues any common stock, or securities convertible or exercisable into common stock at a price per share less than the exercise price of the Convertible Notes Warrants, the Company is obligated to reduce the exercise price of the Convertible Notes Warrants to an exercise price at, or below the new issuance price. On September 22, 2014, the Company issued approximately 26.7 million common shares at a price per share of $0.15 as described in Note 11 above. In conjunction with this issuance, the Company received a waiver from the warrant holders which waived the reset of their exercise price which would have been to $0.15 per share. The terms of the waiver required the Company to reduce the warrant exercise price to $0.50 per share, from $0.78 per share and also required the Company to make a further adjustment to the exercise price on March 22, 2015. On that date, the Company is obligated to reset the warrant exercise price to the lower of the current exercise price of $0.50 per warrant, or to an exercise price equivalent to 70% of the weighted average price of the Company’s common stock for the preceding 10 trading days prior to March 24, 2015. The Company currently accounts for the Convertible Notes Warrants as derivative liabilities. On March 24, 2015 the Company adjusted the exercise price of the Convertible Notes Warrants to $0.11 per share. Issuances of future securities below $0.11 per share would require an additional reduction in the Convertible Notes Warrants exercise price.

(3)	The 2014 Services Warrants – September were issued to a consultant in exchange for advisory services with no readily available fair value. The warrants were originally issued at $0.78 per warrant and had a one-time price reset provision to the exercise price of the Convertible Notes Warrants if the exercise price of the Convertible Notes Warrants changed prior the September 30, 2014. On September 22, 2014, the exercise price was changed to $0.50 per warrant. There are no further exercise price changes for this warrant series. The warrants were valued using the Black-Scholes option pricing model at $131,000 on the issuance date with an additional $6,000 recorded to expense on September 22, 2014 to reflect the change in fair value resulting from the exercise price change.

(4)	On September 22, 2014 the Company issued 1,325,000 warrants with a strike price of $0.50 per warrant in conjunction with placement agent services for the Company’s September 2014 private equity placement. The warrants were valued using the Black-Scholes option pricing model at $296,000 on the issuance date.
(5)	On November 26, 2014, the Company issued 325,000 warrants with a strike price of $0.50 per warrant for compensation for investor relations services provided. The warrants were valued using the Black-Scholes option pricing model at $43,000 on the issuance date.
(6)	On December 1, 2014, the Company issued 961,539 warrants with a strike price of $0.78 per warrant and on December 15, 2014 issued 961,538 warrants with a strike price of $0.50 per warrant to settle legal disputes resulting from claims made by the investors in the November 2013 private equity placement. The warrants issued on December 1, 2014 were issued concurrent with 423,077 shares of the Company’s common stock in partial settlement of the claim from two investors. The Company settled all remaining claims with all remaining investors in the November 2013 private placement on December 15, 2014 by issuing the second tranche of warrants and setting the price of each warrant series issued at $0.50 with no further reset provisions. The combined issuance of the warrants and expense resulting from any price changes were valued using the Black-Scholes option pricing model at $246,000 and expensed to general and administrative expense.